Other liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Other Liabilities

	As of December 31,
	2018	2017
	(Thousands of yen)
Accrued expenses	907,916	695,578
Annual leave obligations	320,692	133,085

Total	1,228,608	828,663

Total current	1,219,491	679,494
Total non-current	9,117	149,169

Total	1,228,608	828,663